11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Income taxes at statutory rates with the reported taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011

Loss for the year	$(13,484,781)	$(14,866,359)	$(21,969,902)
Statutory rate	25.75%	25.00%	26.50%
Expected income tax recovery	(3,472,331)	(3,716,590)	(5,822,024)
Permanent differences and other	(78,811)	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(366,039)	(577,544)	(1,152,540)
Change in valuation allowance	1,611,239	4,353,383	2,014,763
Withholding taxes	243,186	-	152,190
Total income tax expense (recovery)	$(2,062,756)	$329,770	$(4,829,694)

Current income tax expense	319,112	-	152,190
Deferred income tax expense (recovery)	(2,381,868)	329,770	(4,981,884)
Total income taxes	$(2,062,756)	$329,770	$(4,829,694)

Components of deferred income tax assets and liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012

Deferred income tax assets:
Non-capital loss carry forward	$20,423,498	$18,940,044
Resource expenditures	9,278,934	9,116,317
Equipment	144,776	127,684
Share issue and legal costs	149,596	248,806
Other	349,379	317,704
	30,346,183	28,750,555
Valuation allowance	(23,973,665)	(22,362,426)
Net deferred income tax assets	$6,372,518	$6,388,129

Deferred income tax liabilities:
Mineral property interests	$(13,713,034)	$(16,110,513)
Net deferred income tax liabilities	$(13,713,034)	$(16,110,513)

Net deferred income tax liabilities	$(7,340,516)	$(9,722,384)